Note 7 - Components of Working Capital Accounts	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
7.	Components of working capital accounts

	December 31, 2013	December 31, 2012

Inventories
Work-in-progress	$8,748	$8,223
Finished goods	2,973	2,358
Supplies and other	4,083	4,337
	$15,804	$14,918

Accrued liabilities
Accrued payroll, commission and benefits	$278,641	$222,671
Accrued interest	3,584	1,540
Customer advances	5,505	4,769
Acquisition consideration payable	25,736	658
Contingent acquisition consideration payable	122	351
Other	78,911	83,223
	$392,499	$313,212